STOCK-BASED COMPENSATION	12 Months Ended
Jun. 28, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION
Our shareholders approved stock-based compensation plans including the Stock Option and Incentive Plan and the Stock Option and Incentive Plan for Non-Employee Directors and Consultants (collectively, the “Plans”). The total number of shares authorized for issuance to employees and non-employee directors and consultants under the Plans is currently 37.3 million. The Plans provide for grants of options to purchase our common stock, restricted stock, restricted stock units, performance shares and stock appreciation rights.
(a) Stock Options
Expense related to stock options granted to eligible employees under the Plans is recognized using a graded-vesting schedule over the vesting period or to the date on which retirement eligibility is achieved, if shorter. Stock options generally vest over a period of 1 to 4 years and have contractual terms to exercise of 8 years. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Transactions during fiscal 2017 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 29, 2016	1,217	$39.12
Granted	546	53.10
Exercised	(225)	24.98
Forfeited or canceled	(162)	52.01
Options outstanding at June 28, 2017	1,376	$45.46	5.0	$4,014
Options exercisable at June 28, 2017	652	$37.82	3.1	$4,014

At June 28, 2017, unrecognized compensation expense related to stock options totaled approximately $1.6 million and will be recognized over a weighted average period of 1.9 years. The intrinsic value of options exercised totaled approximately $5.6 million, $5.3 million and $28.1 million during fiscal 2017, 2016 and 2015, respectively. The tax benefit realized on options exercised totaled approximately $1.6 million, $1.6 million and $9.2 million during fiscal 2017, 2016 and 2015, respectively.
(b) Restricted Share Awards
Restricted share awards consist of performance shares, restricted stock and restricted stock units. In fiscal 2017, eligible employees under the Plans were granted performance shares whose vesting is contingent upon meeting company performance goals based on our rate of earnings growth at the end of a three fiscal year period. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter, based upon management's periodic estimates of the number of shares that ultimately will be issued. Prior to fiscal 2017, eligible employees under the Plans were granted performance shares containing a market condition which generally vest in full on the third anniversary of the date of grant. Most restricted stock units granted to eligible employees under the Plans generally vest in full on the third anniversary of the date of grant. Restricted stock units issued to eligible employees under our career equity plan generally vest upon each employee’s retirement from the Company. Expense is recognized ratably over the vesting period, or to the date on which retirement eligibility is achieved, if shorter. Restricted stock and restricted stock units granted to non-employee directors under the Plans generally vest in full on the fourth anniversary of the date of grant or upon each director’s retirement from the Board. The non-employee directors' awards are non-forfeitable and are expensed upon grant. Full or partial vesting of awards may occur upon a change in control (as defined in the Plans), or upon an employee’s death, disability or involuntary termination.
Transactions during fiscal 2017 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Grant Date Fair Value Per Award
Restricted share awards outstanding at June 29, 2016	998	$42.68
Granted	262	53.11
Vested	(303)	39.55
Forfeited	(143)	47.71
Restricted share awards outstanding at June 28, 2017	814	$46.32

At June 28, 2017, unrecognized compensation expense related to restricted share awards totaled approximately $9.4 million and will be recognized over a weighted average period of 2.2 years. The fair value of shares that vested during fiscal 2017, 2016 and 2015 totaled approximately $12.8 million, $23.9 million and $34.2 million, respectively.